Trade and other payables	6 Months Ended
Jun. 30, 2024
Trade and other payables.
Trade and other payables

10. Trade and other payables

	At June 30,	At December 31,
(in thousands of $)	2024	2023
Trade payables	$280,633	$245,557
Gross-to-net accruals	84,236	55,788
Short‑term employee benefits	106,708	95,104
Other	8,252	17,564
Total trade and other payables	$479,829	$414,013

The carrying amounts of trade and other payables approximate their respective fair values.

Trade payables correspond primarily to clinical and manufacturing activities and include accrued expenses related to these activities.

Short-term employee benefits include payables and accruals for compensation and bonuses to be paid to the employees of the Company.

The following table summerizes the movement in the Gross-to-net accruals for the period ended June 30, 2024:

(in thousands of $)	Rebates and chargebacks	Distribution fees, product returns and other	Total Gross-to-net accruals
Balance at December 31, 2022	$15,398	$4,079	$19,478
Estimate related to the sales made in the current year	123,542	26,427	149,969
Adjustment for prior year sales	(4,041)	(883)	(4,924)
(Credits or payments)	(85,237)	(23,497)	(108,734)
Balance at December 31, 2023	$49,662	$6,126	$55,788
Estimate related to the sales made in the current period	111,669	19,101	130,770
Adjustment for prior year sales	(5,391)	(40)	(5,431)
(Credits or payments)	(77,627)	(19,264)	(96,891)
Balance at June 30, 2024	$78,313	$5,923	$84,236